BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES - Disclosure of information about balances with related parties in statements of financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Other current assets - main shareholders	$ 134	$ 0
Other current assets - former non-independent director	0	839
Other accounts payables	427	239
Convertible debentures issued to main shareholders	446	0
Trade payables - related party	0	187
Derivative warrants liabilities and prefunded warrants issued to main shareholders	$ 914	$ 8